UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-21698

                    GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

First Quarter Report — March 31, 2017

(Y)our Portfolio Management Team

    Caesar M. P. Bryan    Barbara G. Marcin, CFA    Vincent Hugonnard-Roche

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the “Fund”) was 3.2%, compared with total returns of 4.0% and 6.2% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was 8.6%. The Fund’s NAV per share was $5.71, while the price of the publicly traded shares closed at $5.60 on the NYSE MKT. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a) (Unaudited)					Since
					Inception
	Quarter	1 Year	5 Year	10 Year	(03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	3.16%	11.08%	(6.18)%	(3.48)%	0.60%
Investment Total Return (c)	8.55	13.20	(7.90)	(4.08)	0.13
CBOE S&P 500 Buy/Write Index	4.01	12.20	7.04	4.60	5.31
Bloomberg Barclays Government/Credit Bond Index	0.90	0.47	2.45	4.30	4.27
Energy Select Sector Index	(6.53)	15.88	1.91	3.70	6.28
XAU Index	6.23	20.52	(13.75)	(4.80)	(0.93)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 83.1%
	Energy and Energy Services — 36.5%
135,000	Anadarko Petroleum Corp.(a)	$8,370,000
113,000	Apache Corp.(a)	5,807,070
140,075	Baker Hughes Inc.	8,379,288
345,000	BP plc, ADR(a)	11,909,400
234,000	Cabot Oil & Gas Corp.	5,594,940
120,000	Cheniere Energy Inc.†	5,672,400
170,000	Chevron Corp.(a)	18,252,900
14,000	Cimarex Energy Co.	1,672,860
31,000	Concho Resources Inc.†	3,978,540
118,000	ConocoPhillips(a)	5,884,660
125,000	Devon Energy Corp.(a)	5,215,000
63,700	Diamondback Energy Inc.†(a)	6,606,646
177,120	Enbridge Inc.	7,410,701
450,000	Eni SpA	7,368,943
150,000	EOG Resources Inc.(a)	14,632,500
35,000	EQT Corp.	2,138,500
390,000	Exxon Mobil Corp.(a)	31,983,900
234,000	Halliburton Co.(a)	11,515,140
32,000	Helmerich & Payne Inc.	2,130,240
45,000	Hess Corp.(a)	2,169,450
420,000	Kinder Morgan Inc.(a)	9,130,800
210,000	Marathon Oil Corp.	3,318,000
90,000	Marathon Petroleum Corp.(a)	4,548,600
40,000	Newfield Exploration Co.†	1,476,400
119,854	Noble Energy Inc.	4,115,786
77,000	Occidental Petroleum Corp.(a)	4,878,720
40,000	ONEOK Inc.	2,217,600
30,000	Patterson-UTI Energy Inc.	728,100
74,900	Phillips 66	5,933,578
85,000	Pioneer Natural Resources Co.(a)	15,829,550
1	Plains GP Holdings LP, Cl. A	31
60,000	Range Resources Corp.	1,746,000
840,000	Royal Dutch Shell plc, Cl. A	22,059,011
303,766	Schlumberger Ltd.(a)	23,724,125
148,500	Suncor Energy Inc.(a)	4,566,375
80,900	Sunoco LP	1,955,353
123,000	TechnipFMC plc†	3,997,500
55,000	Tesoro Corp.	4,458,300
276,700	The Williams Companies Inc.(a)	8,187,553
261,000	Total SA, ADR(a)	13,159,620
125,000	Valero Energy Corp.(a)	8,286,250

		311,010,330

	Exchange Traded Funds — 0.9%
690,000	United States Oil Fund LP†	7,341,600

	Metals and Mining — 45.7%
1,420,000	Acacia Mining plc	7,997,118
637,000	Agnico Eagle Mines Ltd.(a)	27,034,280
1,580,000	Alacer Gold Corp.†	3,196,000
1,920,045	Alamos Gold Inc., Cl. A(a)	15,417,961

Shares		Market Value

514,500	AngloGold Ashanti Ltd., ADR(a)	$5,541,165
900,180	Antofagasta plc	9,411,767
700,000	Asanko Gold Inc.†	1,837,049
3,086,656	AuRico Metals Inc.†	2,715,635
2,599,900	B2Gold Corp.†	7,357,717
715,000	Barrick Gold Corp.(a)	13,577,850
2,400,000	Belo Sun Mining Corp.†	1,534,008
3,000,000	Centamin plc	6,491,261
354,000	Centerra Gold Inc.	2,036,395
1,725,000	Continental Gold Inc.†	5,201,526
1,090,000	Detour Gold Corp.†	12,491,334
2,014,900	Eldorado Gold Corp.(a)	6,870,809
380,000	Franco-Nevada Corp.(a)	24,893,800
1,300,694	Fresnillo plc	25,357,137
1,412,200	Gold Fields Ltd., ADR	4,985,066
760,000	Goldcorp Inc.(a)	11,088,400
4,676,832	Hochschild Mining plc	16,283,801
2,800,000	Integra Gold Corp.†	1,916,006
1,440,000	Klondex Mines Ltd.†	5,619,882
40,000	Labrador Iron Ore Royalty Corp.	560,665
560,000	MAG Silver Corp.†	7,331,353
1,214,725	Newcrest Mining Ltd.	21,026,890
460,700	Newmont Mining Corp.(a)	15,184,672
596,100	Northern Dynasty Minerals Ltd.†	838,220
1,200,000	Northern Star Resources Ltd.	3,722,210
2,770,000	OceanaGold Corp.	8,206,790
387,500	Osisko Gold Royalties Ltd.	4,306,689
150,000	Osisko Mining Inc(b)	519,701
850,000	Perseus Mining Ltd.†	204,534
117,100	Pretium Resources Inc., New York†	1,254,141
150,400	Pretium Resources Inc., Toronto†	1,612,741
417,900	Randgold Resources Ltd., ADR(a)	36,474,312
285,000	Richmont Mines Inc.†	2,020,942
300,000	Rio Tinto plc, ADR(a)	12,204,000
275,000	Royal Gold Inc.(a)	19,263,750
2,954,500	Saracen Mineral Holdings Ltd.†	2,223,380
850,000	SEMAFO Inc.†	2,563,071
340,000	Silver Wheaton Corp.(a)	7,085,600
1,380,000	Tahoe Resources Inc.(a)	11,081,400
670,000	Torex Gold Resources Inc.†	13,210,061

		389,751,089

	TOTAL COMMON STOCKS	708,103,019

	CONVERTIBLE PREFERRED STOCKS — 0.5%
	Energy and Energy Services — 0.5%
82,300	Kinder Morgan Inc., 9.75%, Ser. A	4,105,124

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
150,000	Osisko Mining Inc, expire 08/28/18†(b)(c)	99,785

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Principal Amount			Market Value

		CONVERTIBLE CORPORATE BONDS — 1.0%
		Metals and Mining — 1.0%
$1,600,000		B2Gold Corp., 3.250%, 10/01/18	$1,708,000
4,800,000		Detour Gold Corp. 5.500%, 11/30/17	4,884,000
250,000		Pretium Resources Inc., 2.250%, 03/15/22(b)	252,344
1,500,000	(d)	Wesdome Gold Inc., 7.000%, 05/24/17(b)(c)	1,850,983

			8,695,327

		CORPORATE BONDS — 2.8%
		Energy and Energy Services — 0.4%
1,000,000		CONSOL Energy Inc., 5.875%, 04/15/22	993,750
1,000,000		The Williams Companies Inc., 7.875%, 09/01/21	1,157,500
1,000,000		Weatherford International Ltd., 7.750%, 06/15/21	1,081,250

			3,232,500

		Metals and Mining — 2.4%
5,000,000		AuRico Gold Inc., 7.750%, 04/01/20(b)	5,193,750
2,000,000		Cia Minera Ares SAC, 7.750%, 01/23/21(b)(c)	2,155,000
2,000,000		Freeport-McMoRan Inc., 3.550%, 03/01/22	1,865,000
2,500,000		Gold Fields Orogen Holdings (BVI) Ltd., 4.875%, 10/07/20(b)	2,525,000
4,000,000		IAMGOLD Corp., 6.750%, 10/01/20(b)	4,135,000
2,000,000		IAMGOLD Corp., 7.000%, 04/15/25(b)	1,985,000
600,000	(d)	Kirkland Lake Gold Inc., 7.500%, 12/31/17	466,970
2,000,000		New Gold Inc., 6.250%, 11/15/22(b)	2,015,000

			20,340,720

		TOTAL CORPORATE BONDS	23,573,220

		U.S. GOVERNMENT OBLIGATIONS — 12.6%
107,787,000		U.S. Treasury Bills, 0.491% to 0.761%††, 04/20/17 to 08/03/17(e)	107,617,561

		TOTAL INVESTMENTS — 100.0% (Cost $968,474,212)	$852,194,036

		Aggregate tax cost	$1,060,323,547

		Gross unrealized appreciation	$12,527,526
		Gross unrealized depreciation	(220,657,037)

		Net unrealized appreciation/depreciation	$(208,129,511)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) — (4.2)%
	Call Options Written — (4.1)%
2,100	Agnico Eagle Mines Ltd.	Apr. 17/42	$302,400
520	Agnico Eagle Mines Ltd.	May 17/44	81,120
2,000	Agnico Eagle Mines Ltd.	May 17/45	290,000
750	Agnico Eagle Mines Ltd.	Jun. 17/42	227,610
1,000	Agnico Eagle Mines Ltd.	Jun. 17/42	303,480
4,250	Alacer Gold Corp.(g)	Apr. 17/2.50	79,896
8,000	Alacer Gold Corp.(g)	May 17/2.50	180,470
6,200	Alamos Gold Inc.	May 17/8.25	371,938
5,800	Alamos Gold Inc.	Jun. 17/7.50	710,500
6,200	Alamos Gold Inc.	Jul. 17/7.50	834,396
400	Anadarko Petroleum Corp.	Apr. 17/70	1,000
450	Anadarko Petroleum Corp.	May 17/67.50	28,350
500	Anadarko Petroleum Corp.	Jun. 17/62.50	153,000
1,790	AngloGold Ashanti Ltd.	Apr. 17/12	14,320
1,600	AngloGold Ashanti Ltd.	May 17/11	136,976
1,700	AngloGold Ashanti Ltd.	Jun. 17/10	218,858
300	Antofagasta plc(h)	Apr. 17/720	457,959
300	Antofagasta plc(h)	May 17/820	181,019
300	Antofagasta plc(h)	Jun. 17/800	258,598
300	Apache Corp.	Apr. 17/55	5,400
430	Apache Corp.	May 17/55	41,818
400	Apache Corp.	Jun. 17/52.50	98,912
3,500	Asanko Gold Inc.(g)	Apr. 17/5	6,580
5,999	B2Gold Corp.	Apr. 17/2.50	209,965
6,000	B2Gold Corp.	May 17/3	85,920
5,000	B2Gold Corp.	May 17/3.50	20,800
9,000	B2Gold Corp.	Jun. 17/2.75	273,240
4,050	B2Gold Corp.	Oct. 18/3.93	248,670
600	Baker Hughes Inc.	Apr. 17/62.50	18,000
450	Baker Hughes Inc.	May 17/60	105,795
350	Baker Hughes Inc.	Jun. 17/60	75,425
1,250	Barrick Gold Corp.	Apr. 17/15	520,000
1,250	Barrick Gold Corp.	Apr. 17/16	393,750
2,400	Barrick Gold Corp.	May 17/17	564,000
2,250	Barrick Gold Corp.	Jun. 17/18	414,000
1,050	BP plc, ADR	Apr. 17/37	1,050
1,150	BP plc, ADR	May 17/34	102,327
500	BP plc, ADR	Jun. 17/34	59,000
750	BP plc, ADR	Jun. 17/34	84,638
780	Cabot Oil & Gas Corp.	Apr. 17/23	89,700
780	Cabot Oil & Gas Corp.	May 17/23	91,517
780	Cabot Oil & Gas Corp.	Jun. 17/22	171,881
3,500	Centerra Gold Inc.(g)	Apr. 17/7	203,970
400	Cheniere Energy Inc.	Apr. 17/42.50	168,000
400	Cheniere Energy Inc.	Jun. 17/45	160,000
600	Chevron Corp.	Apr. 17/115	2,400
600	Chevron Corp.	May 17/110	72,078
500	Chevron Corp.	Jun. 17/110	87,000
70	Cimarex Energy Co.	Apr. 17/130	1,400
70	Cimarex Energy Co.	Jun. 17/125	27,300

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Call Options Written (Continued)
110	Concho Resources Inc.	Apr. 17/135	$8,250
100	Concho Resources Inc.	May 17/140	30,249
100	Concho Resources Inc.	Jun. 17/130	64,000
400	ConocoPhillips	Apr. 17/50	39,600
380	ConocoPhillips	May 17/49	86,640
400	ConocoPhillips	Jun. 17/46	186,424
2,400	Detour Gold Corp.(g)	Apr. 17/19	9,024
1,000	Detour Gold Corp.(g)	Apr. 17/20	1,880
2,000	Detour Gold Corp.(g)	May 17/16	111,291
2,000	Detour Gold Corp.(g)	May 17/20	14,287
3,500	Detour Gold Corp.(g)	Jun. 17/14	543,482
1,000	Detour Gold Corp.(g)	Jul. 17/19	42,110
450	Devon Energy Corp.	Apr. 17/45	6,300
400	Devon Energy Corp.	May 17/45	27,740
400	Devon Energy Corp.	Jun. 17/45	44,444
250	Diamondback Energy Inc.	Apr. 17/100	125,000
387	Diamondback Energy Inc.	Jun. 17/105	205,110
10,351	Eldorado Gold Corp.	Apr. 17/3.50	113,861
3,000	Eldorado Gold Corp.	May 17/3.50	30,990
3,000	Eldorado Gold Corp.	May 17/4	9,450
3,798	Eldorado Gold Corp.	Jun. 17/3	228,412
600	Enbridge Inc.	Apr. 17/43	14,700
600	Enbridge Inc.	May 17/42	42,924
595	Enbridge Inc.	Jul. 17/41	105,779
1,060	Energy Select Sector SPDR Fund	May 17/66.50	424,000
300	Eni SpA(i)	Apr. 17/15	71,913
300	Eni SpA(i)	May 17/14	178,759
300	Eni SpA(i)	Jun. 17/15	95,852
500	EOG Resources Inc.	Apr. 17/105	9,000
460	EOG Resources Inc.	May 17/100	114,434
535	EOG Resources Inc.	Jun. 17/97.50	249,240
175	EQT Corp.	May 17/65	13,162
175	EQT Corp.	Jun. 17/55	129,500
1,300	Exxon Mobil Corp.	Apr. 17/87.50	3,900
1,300	Exxon Mobil Corp.	May 17/82.50	270,725
835	Exxon Mobil Corp.	Jun. 17/80	279,725
465	Exxon Mobil Corp.	Jun. 17/82.50	87,420
1,200	Franco-Nevada Corp.	Apr. 17/65	234,000
500	Franco-Nevada Corp.	May 17/60	307,620
700	Franco-Nevada Corp.	May 17/65	219,163
1,200	Franco-Nevada Corp.	Jun. 17/61.50	685,164
4,984	Gold Fields Ltd., ADR	Apr. 17/3	269,136
4,138	Gold Fields Ltd., ADR	May 17/3.50	113,919
5,000	Gold Fields Ltd., ADR	Jun. 17/3.50	166,750
2,600	Goldcorp Inc.	Apr. 17/14	223,600
2,500	Goldcorp Inc.	May 17/15	274,800
2,500	Goldcorp Inc.	Jun. 17/14	331,100
800	Halliburton Co.	Apr. 17/55	4,000
740	Halliburton Co.	May 17/55	21,460

Number of Contracts		Expiration Date/ Exercise Price	Market Value

400	Halliburton Co.	Jun. 17/47.50	$77,268
400	Halliburton Co.	Jun. 17/50	31,796
25	Helmerich & Payne Inc.	Apr. 17/70	1,500
80	Helmerich & Payne Inc.	Apr. 17/75	405
110	Helmerich & Payne Inc.	May 17/70	14,102
105	Helmerich & Payne Inc.	Jun. 17/70	21,000
50	Hess Corp.	Apr. 17/52.50	1,000
100	Hess Corp.	Apr. 17/55	600
150	Hess Corp.	May 17/52.50	10,800
150	Hess Corp.	Jun. 17/50	33,430
1,400	Kinder Morgan Inc.	Apr. 17/22	26,754
1,400	Kinder Morgan Inc.	May 17/22	57,848
1,400	Kinder Morgan Inc.	Jun. 17/22	105,000
5,000	Klondex Mines Ltd.(g)	Apr. 17/7	9,400
2,250	Klondex Mines Ltd.(g)	May 17/6	33,838
2,250	Klondex Mines Ltd.(g)	May 17/7	12,689
2,300	Klondex Mines Ltd.(g)	Jun. 17/6	43,238
2,600	Klondex Mines Ltd.(g)	Jun. 17/7	21,506
1,900	MAG Silver Corp.(g)	Apr. 17/20	25,003
1,900	MAG Silver Corp.(g)	May 17/20	67,865
1,800	MAG Silver Corp.(g)	Jun. 17/18	182,727
700	Marathon Oil Corp.	Apr. 17/18	2,100
700	Marathon Oil Corp.	May 17/16	62,867
700	Marathon Oil Corp.	Jun. 17/16	72,240
500	Marathon Petroleum Corp.	Apr. 17/45	287,500
400	Marathon Petroleum Corp.	Jun. 17/50	116,000
3,100	Newcrest Mining Ltd.(j)	Apr. 17/22	214,577
3,000	Newcrest Mining Ltd.(j)	May 17/23	186,867
3,000	Newcrest Mining Ltd.(j)	Jun. 17/23	287,669
3,000	Newcrest Mining Ltd.(j)	Jul. 17/21	573,000
100	Newfield Exploration Co.	Apr. 17/41	1,000
150	Newfield Exploration Co.	May 17/43	1,953
150	Newfield Exploration Co.	Jun. 17/36	43,875
1,500	Newmont Mining Corp.	Apr. 17/33	135,000
1,600	Newmont Mining Corp.	May 17/35	150,400
1,500	Newmont Mining Corp.	Jun. 17/30	616,500
400	Noble Energy Inc.	Apr. 17/40	2,000
410	Noble Energy Inc.	May 17/38	10,270
400	Noble Energy Inc.	Jun. 17/36	44,184
400	Noble Energy Inc.	Jul. 17/21	78,288
6,000	Northern Star Resources Ltd(j)	Jun. 17/4	130,965
6,000	Northern Star Resources Ltd(j)	Jul. 17/4	160,761
260	Occidental Petroleum Corp.	Apr. 17/65	9,880
250	Occidental Petroleum Corp.	May 17/70	3,750
260	Occidental Petroleum Corp.	Jun. 17/65	43,423
7,700	OceanaGold Corp.(g)	Apr. 17/4	144,753
10,000	OceanaGold Corp.(g)	May 17/4	263,188

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Call Options Written (Continued)
10,000	OceanaGold Corp.(g)	Jun. 17/3.50	$545,174
200	ONEOK Inc.	Apr. 17/59	1,844
200	ONEOK Inc.	May 17/54	52,994
1,275	Osisko Gold Royalties Ltd.(g)	Apr. 17/15	33,556
1,300	Osisko Gold Royalties Ltd.(g)	May 17/16	26,883
1,300	Osisko Gold Royalties Ltd.(g)	Jun. 17/14	129,526
300	Patterson-UTI Energy Inc.	Apr. 17/25	15,000
250	Phillips 66	Apr. 17/82.50	4,472
199	Phillips 66	May 17/80	33,034
300	Phillips 66	Jun. 17/80	66,000
300	Pioneer Natural Resources Co.	Apr. 17/180	237,600
250	Pioneer Natural Resources Co.	May 17/195	117,235
300	Pioneer Natural Resources Co.	Jun. 17/190	233,400
850	Pretium Resources Inc.	Apr. 17/12	12,750
925	Pretium Resources Inc.	Jun. 17/8	268,250
900	Pretium Resources Inc.	Jun. 17/10	139,500
1,400	Randgold Resources Ltd., ADR	Apr. 17/85	518,000
550	Randgold Resources Ltd., ADR	May 17/82.50	382,250
800	Randgold Resources Ltd., ADR	May 17/87.50	464,032
1,350	Randgold Resources Ltd., ADR	Jun. 17/82.50	1,039,500
300	Range Resources Corp.	Apr. 17/29	28,500
300	Range Resources Corp.	Jun. 17/32	28,500
1,000	Rio Tinto plc, ADR	Apr. 17/45	10,000
1,000	Rio Tinto plc, ADR	May 17/45	62,560
1,000	Rio Tinto plc, ADR	Jun. 17/45	103,570
280	Royal Dutch Shell plc(h)	Apr. 17/2200	20,522
280	Royal Dutch Shell plc(h)	May 17/2100	176,633
280	Royal Dutch Shell plc(h)	Jun. 17/2200	101,841
924	Royal Gold Inc.	Apr. 17/67.50	311,388
900	Royal Gold Inc.	May 17/75	74,871
926	Royal Gold Inc.	Jun. 17/67.50	476,779
550	Schlumberger Ltd.	Apr. 17/82.50	7,145
550	Schlumberger Ltd.	Apr. 17/85	1,392
300	Schlumberger Ltd.	May 17/80	40,800
638	Schlumberger Ltd.	May 17/85	14,036
600	Schlumberger Ltd.	Jun. 17/77.50	165,600
400	Schlumberger Ltd.	Jun. 17/80	72,800
773	Silver Wheaton Corp.	Apr. 17/20	56,429
227	Silver Wheaton Corp.	Apr. 17/21	12,031
200	Silver Wheaton Corp.	May 17/20	31,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value

1,100	Silver Wheaton Corp.	May 17/21	$111,100
1,100	Silver Wheaton Corp.	Jun. 17/18	301,323
585	Suncor Energy Inc.	Apr. 17/31	30,479
500	Suncor Energy Inc.	May 17/32	27,370
400	Suncor Energy Inc.	Jun. 17/31	50,400
4,000	Tahoe Resources Inc.	Apr. 17/8.50	53,280
4,000	Tahoe Resources Inc.	May 17/9	94,160
5,800	Tahoe Resources Inc.	Jun. 17/7.50	545,200
3,800	Tahoe Resources Inc.	Jun. 17/67.50	352,830
300	TechnipFMC plc	Apr. 17/34	6,000
330	TechnipFMC plc	May 17/31	79,200
300	TechnipFMC plc	May 17/34	33,543
300	TechnipFMC plc	Jun. 17/34	33,786
140	Tesoro Corp.	Apr. 17/87.50	3,364
130	Tesoro Corp.	May 17/80	50,700
140	Tesoro Corp.	May 17/90	8,820
140	Tesoro Corp.	Jun. 17/85	33,137
700	The Williams Companies Inc.	Apr. 17/27	157,157
1,380	The Williams Companies Inc.	May 17/29	199,410
687	The Williams Companies Inc.	Jun. 17/29	112,668
1,500	Torex Gold Resources Inc.(g)	Apr. 17/29	45,118
1,900	Torex Gold Resources Inc.(g)	May 17/30	107,155
2,100	Torex Gold Resources Inc.(g)	Jun. 17/24	572,433
1,200	Torex Gold Resources Inc.(g)	Jul. 17/22	473,738
900	Total SA, ADR	Apr. 17/50	80,037
810	Total SA, ADR	May 17/50	137,700
900	Total SA, ADR	Jun. 17/50	147,654
2,800	United States Commodities Fund LLC	Apr. 17/12	2,800
1,800	United States Commodities Fund LLC	May 17/11.50	19,800
2,300	United States Commodities Fund LLC	Jun. 17/11.50	48,300
375	Valero Energy Corp.	Apr. 17/65	76,759
375	Valero Energy Corp.	May 17/65	106,628
500	Valero Energy Corp.	Jun. 17/70	68,000
2,500	VanEck Vectors Gold Miners ETF	Apr. 17/20.50	616,250
2,500	VanEck Vectors Gold Miners ETF	Apr. 17/21	520,000
2,500	VanEck Vectors Gold Miners ETF	Apr. 17/21.50	410,000
1,500	VanEck Vectors Gold Miners ETF	May 17/20	466,500

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Call Options Written (Continued)
1,500	VanEck Vectors Gold Miners ETF	May 17/21	$354,000
4,000	VanEck Vectors Gold Miners ETF	May 17/24	276,000
2,500	VanEck Vectors Gold Miners ETF	Jun. 17/21	647,500
2,500	VanEck Vectors Gold Miners ETF	Jun. 17/22	482,500
2,500	VanEck Vectors Gold Miners ETF	Jun. 17/23	355,000

	TOTAL CALL OPTIONS WRITTEN (Premiums received $49,543,288)		34,942,690

	Put Options Written — (0.1)%
5,000	B2Gold Corp.	Jul. 17/2.50	112,500
1,000	Centerra Gold Inc.(g)	Apr. 17/6	1,880
1,800	Energy Select Sector SPDR Fund	May 17/67.50	129,600
1,800	Energy Select Sector SPDR Fund	Jun. 17/67	226,800
1,500	Franco-Nevada Corp.	Apr. 17/55	7,500
1,400	Randgold Resources Ltd.	Sep. 17/75	417,200
250	Royal Gold Inc.	Apr. 17/60	1,250
500	United States Commodities Fund LLC	Apr. 17/10	3,500
3,200	VanEck Vectors Gold Miners ETF	Jun. 17/20	124,800
3,500	VanEck Vectors Gold Miners ETF	Sep. 17/19	245,000

	TOTAL PUT OPTIONS WRITTEN (Premiums received $1,719,258)		1,270,030

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $51,262,546)		$36,212,720

	Aggregate premiums		$(51,262,546)

	Gross unrealized appreciation		$18,617,225
	Gross unrealized depreciation		(3,567,399)

	Net unrealized appreciation/depreciation		$15,049,826

(a)	Securities, or a portion thereof, with a value of $269,538,556 were deposited with the broker as collateral for securities sold short and options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of Rule 144A securities amounted to $20,731,563 or 2.43% of total investments.

(c)	At March 31, 2017, the Fund held investments in restricted and illiquid securities amounting to $ 4,105,768 or 0.48% which were valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount		Issuer	Acquisition Dates	Acquisition Cost	03/31/17 Carrying Value Per Bond
$1,500,000	(c)	Wesdome Gold Inc. 7.00%, 05/24/17	05/18/12	$1,473,645	$1,233.9887
2,000,000		Cia Minera Ares SAC. 7.750%, 01/23/21	03/18/16- 03/31/16	1,981,837	1,077.5000
150,000		Osisko Mining Inc., expire 08/28/18	02/17/17	320,635	0.6652

(d)	Principal amount denoted in Canadian Dollars.
(e)	At March 31, 2017, $55,500,000 of the principal amount was pledged as collateral for options written.
(f)	At March 31, 2017, the Fund had written over-the-counter Option Contracts with Pershing LLC, Morgan Stanley, and The Goldman Sachs Group, Inc.
(g)	Exercise price denoted in Canadian dollars.
(h)	Exercise price denoted in British pence.
(i)	Exercise price denoted in Euros.
(j)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
Long Positions
United States	43.9%	$374,343,611
Canada	27.9	237,947,934
Europe	20.3	172,713,871
Latin America	3.5	29,485,375
Asia/Pacific Rim	3.2	27,177,014
South Africa	1.2	10,526,231

Total Investments	100.0%	$852,194,036

Short Positions
United States	(3.4)%	$(29,183,123)
Canada	(0.4)	(3,932,662)
Europe	(0.2)	(1,543,096)
Asia/Pacific Rim	(0.2)	(1,553,839)

Total Investments	(4.2)%	$(36,212,720)

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$368,204,498	$ 21,546,591	$389,751,089
Other (a)	318,351,930	—	318,351,930
Total Common Stocks	686,556,428	21,546,591	708,103,019
Warrants (a)		99,785	99,785
Convertible Preferred Stocks (a)	4,105,124	—	4,105,124
Convertible Corporate Bonds (a)	—	8,695,327	8,695,327
Corporate Bonds (a)	—	23,573,220	23,573,220
U.S. Government Obligations	—	107,617,561	107,617,561
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$690,661,552	$161,532,484	$852,194,036
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value)
EQUITY CONTRACTS:
Call Options Written	$ (14,008,043)	$ (20,934,647)	$ (34,942,690)
Put Options Written	(137,050)	(1,132,980)	(1,270,030)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (14,145,093)	$ (22,067,627)	$ (36,212,720)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At March 31, 2017, the Fund held no Level 3 investments.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2017 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2017, there were no short sales outstanding.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 2 basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2017, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST One Corporate Center Rye, NY 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM
TRUSTEES	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Anthonie C. van Ekris Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GGN Q1/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/25/2017

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/25/2017

* Print the name and title of each signing officer under his or her signature.